Dreyfus Investment Portfolios

-MidCap Stock Portfolio (the “Fund”)

Incorporated herein by reference is a supplement to the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 27, 2017 (SEC Accession No. 0001056707-17-000005).